COMBINED STATEMENTS OF STOCKHOLDER'S (DEFICIT) EQUITY - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Total	Common Stock	Additional Paid‑In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance (in shares) at Dec. 31, 2014		2
Balance, beginning at Dec. 31, 2014	$ (40,596)	$ 0	$ 371,945	$ (42,592)	$ (369,949)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive loss	(13,274)			(13,274)
Net income	23,014				23,014
Balance (in shares) at Dec. 31, 2015		2
Balance, ending at Dec. 31, 2015	(30,856)	$ 0	371,945	(55,866)	(346,935)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Liquidating dividend	(183,000)		(183,000)
Other comprehensive loss	(2,879)			(2,879)
Net income	$ 19,715				19,715
Balance (in shares) at Dec. 31, 2016	2	2
Balance, ending at Dec. 31, 2016	$ (197,020)	$ 0	188,945	(58,745)	(327,220)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Liquidating dividend	(102,654)				(102,654)
Other comprehensive loss	(24,338)			(24,338)
Net income	$ 26,448				26,448
Balance (in shares) at Dec. 31, 2017	2	2
Balance, ending at Dec. 31, 2017	$ (297,564)	$ 0	188,945	(83,083)	(403,426)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive loss	(435)			(435)
Net income	$ 9,787				9,787
Balance (in shares) at Mar. 30, 2018	2	2
Balance, ending at Mar. 30, 2018	$ (288,212)	$ 0	$ 188,945	$ (83,518)	$ (393,639)